Revenue - Performance obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Remaining performance obligation	$ 2,828,588	$ 2,177,268	$ 2,318,354
Within one year
Revenue
Remaining performance obligation	418,137	351,071	343,209
1-2 years
Revenue
Remaining performance obligation	386,416	309,861	331,608
2-3 years
Revenue
Remaining performance obligation	309,326	255,791	291,891
3-4 years
Revenue
Remaining performance obligation	288,244	211,615	258,129
4-5 years
Revenue
Remaining performance obligation	276,816	190,018	214,223
After 5 years
Revenue
Remaining performance obligation	$ 1,149,649	$ 858,912	$ 879,294